Notes Receivable and Convertible Note Payable (Details Narrative)		1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 01, 2016 USD ($) integer	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Sep. 28, 2016 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($) $ / shares	Aug. 31, 2018 USD ($)	Apr. 30, 2019 USD ($)
Amortization expense related to unamortized discount						$ 3,925	$ 7,736
Derivative liability						0
Bad debt expense						3,000
Debt discount						$ 17,258	$ (4,253)
Convertible promissory note					$ 117,808
Collection agency [Member]
Average collection rate of doubtful accounts						0.85%
Allowance for doubtful accounts						$ 7,226
Julie Cameron Down [Member]
Convertible promissory note	$ 25,000
Interest rate	0.08%
Julie cameron convertible promissory note purchased by Michael Winterhalter								$ 25,000
Debt Instrument Maturity Date	Sep. 30, 2019
Number of days | integer	10
Julie Cameron Down [Member] | March 1, 2017 [Member]
Conversion price | $ / shares						$ 100
Black Diamond Bits, LLC [Member]
Convertible promissory note				$ 10,000
Interest rate				0.08%
Debt Instrument Maturity Date				Jan. 01, 2017
Principal amount				$ 10,710
Repayment of the Debt		$ 193	$ 291